Costs and expenses by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs And Expenses By Nature
Personnel	R$ 149,513	R$ 97,561	R$ 57,810
IT and hosting expenses	12,491	6,386	3,870
Transaction Expense (i)	248,768
Outsourced services	33,282	26,637	5,991
Traveling	2,806	123	449
Depreciation and amortization	17,816	7,950	2,308
Facilities	16,024	10,557	3,805
Licenses held for sale write-off		1,681
Expected losses	14,735	8,950	472
Accounts receivable write-off	585	9,415
Cost of third party licenses sold	111,642	92,493	65,738
Tax expenses	4,640	1,473	709
Onerous contract (reversion)/provision	(7,772)	7,745
Write-off of creditor invoice	(4,300)
Other	12,758	1,823	305
Total	612,988	272,794	141,457
(-) Cost of services provided	31,685	26,673	17,150
(-) Cost of sales of goods	111,642	98,781	68,322
(-) Sales and marketing expenses	70,355	36,693	14,288
(-) General and administrative expenses	115,544	81,522	33,082
(-) Research and development	33,160	19,920	7,876
(-) Listing expenses	215,570
(-) Other expenses	R$ 35,032	R$ 9,205	R$ 739